Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Inventories	Inventories at December 31 were:

	Millions of Dollars
	2011	2010
Crude oil and petroleum products	$3,633	4,254
Materials, supplies and other	998	943

	$4,631	5,197